ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued salaries and welfare expenses	$ 2,928	$ 3,729
Accrued professional fees	1,109	1,481
Payables to intellectual property suppliers	144	298
Payables to other suppliers	9,532	1,672
Payables to employees	29	87
Other accrued expenses	1,008	1,066
Accrued expenses and other current liabilities	$ 14,750	$ 8,333